Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	208,334
Proposed Maximum Offering Price per Unit	6.19
Maximum Aggregate Offering Price	$ 1,289,587.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 178.09
Offering Note
(1) Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this registration statement also covers any additional securities that may be offered or become issuable under the Pixelworks, Inc. Amended and Restated 2006 Stock Incentive Plan in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of common stock.
(2) Estimated in accordance with Rules 457(h) and 457(c) under the Securities Act, solely for the purposes of calculating the registration fee, based on the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Market on November 4, 2025.